Other Payables - Schedule of Other Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Payables [Line Items]
Other payable	$ 135,285,479	$ 130,000,000
Brooge International Advisory LLC (BIA) [Member]
Other Payables [Line Items]
Other payable	130,000,000	130,000,000
Accrued interest on BIA litigation [Member]
Other Payables [Line Items]
Other payable	$ 5,285,479